Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at beginning of the year	R$ 1,428,517	R$ 1,280,088	R$ 1,157,619
Constitution/(reversal) of losses	21,103	209,360	182,547
Recoveries	(72,411)	(60,931)	(60,078)
Balance at the end of the year	R$ 1,377,209	R$ 1,428,517	R$ 1,280,088